Simplify Next Intangible Value Index ETF
Schedule of Investments
September 30, 2024 (Unaudited)

Shares Value
Common Stocks – 99.7%
Communication Services – 19.3%
AT&T, Inc. ............................................................... 3,043 $ 66,946
Comcast Corp., Class A .................................................... 1,705 71,218
EchoStar Corp., Class A* ................................................... 127 3,152
Fox Corp., Class A ........................................................ 267 11,302
Frontier Communications Parent, Inc.* ......................................... 139 4,939
IAC, Inc.* ................................................................ 48 2,583
Liberty Broadband Corp., Class C* ............................................ 77 5,951
Lumen Technologies, Inc.* .................................................. 498 3,536
News Corp., Class B ....................................................... 336 9,391
Paramount Global, Class A .................................................. 68 1,487
Roku, Inc.* ............................................................... 45 3,360
Snap Inc, Class A* ........................................................ 841 8,999
United States Cellular Corp.* ................................................ 48 2,623
Verizon Communications, Inc. ............................................... 1,509 67,769
Warner Bros Discovery, Inc.* ................................................ 217 1,790
Zoominfo Technologies, Inc., Class A* ......................................... 199 2,054
267,100
Consumer Discretionary – 10.8%
Academy Sports & Outdoors, Inc. ............................................. 41 2,393
ADT, Inc. ................................................................ 327 2,364
American Eagle Outfitters, Inc. ............................................... 117 2,620
Best Buy Co., Inc. ......................................................... 136 14,049
BorgWarner, Inc. .......................................................... 63 2,286
Boyd Gaming Corp. ........................................................ 9 582
Capri Holdings Ltd.* ....................................................... 68 2,886
CarMax, Inc.* ............................................................. 38 2,940
Carnival Corp.* ........................................................... 276 5,101
Dillard's, Inc., Class A ...................................................... 10 3,837
eBay, Inc. ................................................................ 259 16,864
Expedia Group, Inc.* ....................................................... 31 4,589
Ford Motor Co. ........................................................... 956 10,095
Gap, Inc. (The) ........................................................... 245 5,402
General Motors Co. ........................................................ 277 12,421
Genuine Parts Co. ......................................................... 33 4,609
Lennar Corp., Class A ...................................................... 48 8,999
Levi Strauss & Co., Class A ................................................. 236 5,145
Lithia Motors, Inc. ......................................................... 6 1,906
LKQ Corp. ............................................................... 64 2,555
Lucid Group, Inc.* ......................................................... 534 1,885
Macy's, Inc. .............................................................. 173 2,714
MGM Resorts International* ................................................. 30 1,173
Nordstrom, Inc. ........................................................... 103 2,316
Penske Automotive Group, Inc. .............................................. 17 2,761
PVH Corp. ............................................................... 22 2,218
Rivian Automotive, Inc., Class A* ............................................. 251 2,816
Signet Jewelers Ltd. ....................................................... 23 2,372
Tapestry, Inc. ............................................................. 136 6,389
Toll Brothers, Inc. ......................................................... 17 2,626
Urban Outfitters, Inc.* ...................................................... 58 2,222

Simplify Next Intangible Value Index ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

Shares Value
Common Stocks (continued)
Consumer Discretionary (continued)
VF Corp. ................................................................ 149 $ 2,973
Wayfair Inc, Class A* ....................................................... 67 3,764
Whirlpool Corp. ........................................................... 21 2,247
150,119
Consumer Staples – 8.2%
Albertsons Cos., Inc., Class A ................................................ 365 6,745
Archer-Daniels-Midland Co. ................................................. 98 5,854
Bunge Global SA .......................................................... 29 2,803
Campbell Soup Co. ........................................................ 61 2,984
Coca-Cola Consolidated, Inc. ................................................ 2 2,633
Coty, Inc., Class A* ........................................................ 339 3,183
Dollar General Corp ....................................................... 129 10,910
Dollar Tree Inc* ........................................................... 128 9,001
Estee Lauder Cos., Inc. (The), Class A ......................................... 146 14,555
Ingredion, Inc. ............................................................ 13 1,787
Kraft Heinz Co. (The) ...................................................... 253 8,883
Kroger Co. (The) .......................................................... 430 24,639
Maplebear, Inc.* .......................................................... 57 2,322
Molson Coors Beverage Co., Class B ......................................... 43 2,473
Performance Food Group Co.* ............................................... 36 2,821
Sysco Corp. .............................................................. 103 8,040
Tyson Foods, Inc., Class A .................................................. 75 4,467
114,100
Energy – 3.2%
Antero Resources Corp.* ................................................... 99 2,836
Chesapeake Energy Corp. .................................................. 43 3,537
Civitas Resources, Inc. ..................................................... 35 1,773
Coterra Energy, Inc. ....................................................... 257 6,155
EQT Corp. ............................................................... 145 5,313
HF Sinclair Corp. .......................................................... 65 2,897
Marathon Oil Corp. ........................................................ 193 5,140
Murphy Oil Corp. .......................................................... 52 1,755
NOV, Inc. ................................................................ 139 2,220
Ovintiv, Inc. .............................................................. 93 3,563
Southwestern Energy Co.* .................................................. 358 2,545
TechnipFMC PLC ......................................................... 153 4,013
Weatherford International PLC ............................................... 25 2,123
43,870
Financials – 12.4%
Allstate Corp. (The) ........................................................ 54 10,241
Ally Financial Inc .......................................................... 78 2,776
American International Group Inc ............................................. 135 9,886
Annaly Capital Management, Inc. ............................................. 102 2,047
Assurant Inc ............................................................. 11 2,188
Capital One Financial Corp. ................................................. 80 11,978
Cincinnati Financial Corp. ................................................... 32 4,356
Citigroup, Inc. ............................................................ 412 25,791
Citizens Financial Group, Inc. ................................................ 96 3,943
CNA Financial Corp. ....................................................... 57 2,790

Simplify Next Intangible Value Index ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

Shares Value
Common Stocks (continued)
Financials (continued)
Corebridge Financial Inc .................................................... 123 $ 3,587
Equitable Holdings Inc ..................................................... 66 2,774
Everest Group Ltd. ........................................................ 9 3,527
Fidelity National Financial Inc ................................................ 55 3,413
First Citizens BancShares, Inc., Class A ........................................ 5 9,205
First Horizon Corp. ........................................................ 112 1,739
Franklin Resources Inc ..................................................... 107 2,156
Globe Life Inc ............................................................ 19 2,012
Jefferies Financial Group, Inc. ............................................... 42 2,585
Loews Corp. ............................................................. 47 3,715
Markel Group, Inc.* ........................................................ 3 4,706
MetLife, Inc. .............................................................. 144 11,877
Old Republic International Corp. .............................................. 54 1,913
Principal Financial Group, Inc. ............................................... 47 4,037
Prudential Financial, Inc. .................................................... 74 8,961
Reinsurance Group of America, Inc. ........................................... 14 3,050
RenaissanceRe Holdings Ltd. ................................................ 11 2,996
Synchrony Financial ....................................................... 84 4,190
Travelers Cos., Inc. (The) ................................................... 46 10,770
Unum Group ............................................................. 38 2,259
Upstart Holdings, Inc.* ..................................................... 50 2,001
W R Berkley Corp ......................................................... 80 4,538
172,007
Health Care – 12.8%
Alkermes PLC* ........................................................... 66 1,847
Baxter International, Inc. .................................................... 203 7,708
Biogen, Inc.* ............................................................. 61 11,824
Bio-Rad Laboratories, Inc., Class A* ........................................... 10 3,346
Centene Corp.* ........................................................... 104 7,829
CVS Health Corp. ......................................................... 260 16,349
DENTSPLY SIRONA, Inc. ................................................... 80 2,165
Elanco Animal Health, Inc.* .................................................. 215 3,158
Exelixis, Inc.* ............................................................. 109 2,829
Henry Schein, Inc.* ........................................................ 52 3,791
Humana, Inc. ............................................................. 29 9,185
Illumina, Inc.* ............................................................. 55 7,173
Incyte Corp.* ............................................................. 75 4,957
Jazz Pharmaceuticals PLC* ................................................. 25 2,785
Moderna Inc* ............................................................. 143 9,557
Pfizer, Inc. ............................................................... 2,221 64,276
Solventum Corp.* ......................................................... 65 4,532
Viatris, Inc. ............................................................... 489 5,677
Zimmer Biomet Holdings Inc ................................................. 81 8,744
177,732
Industrials – 4.6%
Alight, Inc., Class A* ....................................................... 305 2,257
Applied Industrial Technologies, Inc. ........................................... 13 2,901
Builders FirstSource, Inc.* .................................................. 19 3,683
CACI International Inc, Class A* .............................................. 13 6,559

Simplify Next Intangible Value Index ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

Shares Value
Common Stocks (continued)
Industrials (continued)
Clarivate PLC* ............................................................ 412 $ 2,925
CNH Industrial NV ......................................................... 249 2,764
FedEx Corp .............................................................. 57 15,600
Flowserve Corp. .......................................................... 45 2,326
Robert Half, Inc. .......................................................... 35 2,359
Snap-on Inc .............................................................. 9 2,608
Southwest Airlines Co. ..................................................... 151 4,474
Stanley Black & Decker, Inc. ................................................. 41 4,515
Textron Inc ............................................................... 44 3,898
United Airlines Holdings, Inc.* ................................................ 68 3,880
WESCO International, Inc. .................................................. 16 2,688
63,437
Information Technology – 18.7%
Amkor Technology, Inc. ..................................................... 138 4,223
Arrow Electronics, Inc.* ..................................................... 19 2,524
BILL Holdings, Inc.* ........................................................ 67 3,535
Ciena Corp.* ............................................................. 76 4,681
Crane NXT Co ............................................................ 32 1,795
Dell Technologies Inc, Class C ............................................... 375 44,452
Dolby Laboratories, Inc., Class A ............................................. 9 689
Dropbox, Inc., Class A* ..................................................... 178 4,527
Dxc Technology Co.* ....................................................... 103 2,137
Flex Ltd.* ................................................................ 138 4,613
Freshworks, Inc., Class A* .................................................. 179 2,055
GLOBALFOUNDRIES, Inc.* ................................................. 337 13,564
Hewlett Packard Enterprise Co. .............................................. 739 15,120
HP, Inc. ................................................................. 563 20,195
Insight Enterprises, Inc.* .................................................... 18 3,877
Intel Corp. ............................................................... 2,220 52,081
Juniper Networks, Inc. ...................................................... 189 7,367
Kyndryl Holdings, Inc.* ..................................................... 133 3,056
NetApp Inc ............................................................... 116 14,327
Pegasystems, Inc. ......................................................... 50 3,655
Sanmina Corp.* ........................................................... 30 2,054
Silicon Laboratories, Inc.* ................................................... 18 2,080
TD SYNNEX Corp. ........................................................ 49 5,884
Twilio Inc, Class A* ........................................................ 92 6,000
UiPath Inc, Class A* ....................................................... 338 4,326
Unity Software, Inc.* ....................................................... 185 4,185
Western Digital Corp* ...................................................... 191 13,043
Zoom Video Communications, Inc., Class A* .................................... 175 12,205
258,250
Materials – 5.2%
Albemarle Corp. .......................................................... 61 5,777
Alcoa Corp. .............................................................. 61 2,353
Cleveland-Cliffs, Inc.* ...................................................... 153 1,954
Corteva, Inc. ............................................................. 139 8,172
CRH PLC ................................................................ 119 11,036
DuPont de Nemours, Inc. ................................................... 113 10,069

Simplify Next Intangible Value Index ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

Shares Value
Common Stocks (continued)
Materials (continued)
International Paper Co. ..................................................... 116 $ 5,667
Nucor Corp .............................................................. 64 9,622
PPG Industries, Inc. ....................................................... 42 5,563
Reliance Inc .............................................................. 18 5,206
RPM International Inc ...................................................... 22 2,662
Sonoco Products Co. ...................................................... 34 1,857
United States Steel Corp. ................................................... 51 1,802
71,740
Real Estate – 1.4%
Alexandria Real Estate Equities, Inc. .......................................... 34 4,038
Jones Lang LaSalle, Inc.* ................................................... 10 2,698
VICI Properties, Inc. ....................................................... 362 12,058
18,794
Utilities – 3.1%
Avangrid, Inc. ............................................................ 54 1,933
Consolidated Edison, Inc. ................................................... 48 4,998
Dominion Energy, Inc. ...................................................... 114 6,588
Entergy Corp. ............................................................ 28 3,685
Evergy, Inc. .............................................................. 31 1,922
Exelon Corp. ............................................................. 132 5,353
NiSource, Inc. ............................................................ 61 2,114
PG&E Corp. .............................................................. 307 6,069
PPL Corp. ............................................................... 101 3,341
Sempra ................................................................. 87 7,276
43,279
Total Common Stocks (Cost $1,335,869) ........................................... 1,380,428
Money Market Funds – 0.2%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.92%(a)
(Cost $2,850) ........................................................... 2,850 2,850
Total Investments – 99.9%
(Cost $1,338,719) ............................................................. $ 1,383,278
Other Assets in Excess of Liabilities – 0.1% ........................................... 966
Net Assets – 100.0% ............................................................ $ 1,384,244
* Non Income Producing
(a) Rate shown reflects the 7-day yield as of September 30, 2024.

Simplify Next Intangible Value Index ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.
Summary of Investment Type††
Investment Categories
% of Net
Assets
Common Stocks ................................................................................. 99.7%
Money Market Funds ............................................................................. 0.2%
Total Investments ................................................................................ 99.9%
Other Assets in Excess of Liabilities .................................................................. 0.1%
Net Assets ..................................................................................... 100.0%